Unaudited Condensed Statements of Cash Flows - CIK 0001853314 Gesher I Acquisition Corp	9 Months Ended
Jun. 30, 2022 USD ($)
Cash Flows from Operating Activities:
Net loss (As restated)	$ (2,962,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(160,252)
Changes in current assets and liabilities:
Prepaid assets	(310,024)
Due to related party	85,000
Accrued offering costs and expenses (As restated)	1,574,204
Net cash used in operating activities	(1,773,161)
Cash Flows from Investing Activities:
Principal deposited in Trust Account	(116,150,000)
Net cash used in investing activities	(116,150,000)
Cash Flows from Financing Activities:
Proceeds from initial public offering, net of costs	112,655,450
Proceeds from private placement	5,000,000
Proceeds from issuance of related party loan	1,014,945
Payment of promissory note to related party	(182,127)
Payment of deferred offering costs	(336,757)
Net cash provided by financing activities	118,151,511
Net Change in Cash	228,350
Cash - Beginning
Cash - Ending	228,350
Non-cash investing and financing activities:
Deferred underwriting commissions payable charged to additional paid in capital	4,025,000
Deferred offering costs paid by Sponsor loan	6,300
Incentives to anchor investors and forward purchasers	4,073,565
Re-measurement of Class A ordinary share subject to redemption	$ 160,252